Cover	Sep. 12, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	MOUNT LOGAN CAPITAL INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-42813
Entity Tax Identification Number	33-2698952
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Entity Information, Former Legal or Registered Name	YUKON NEW PARENT, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MCLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002051820
Current Fiscal Year End Date	--12-31
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	7 N. Willow Street
Entity Address, Address Line Two	Suite 4B
Entity Address, City or Town	Montclair
Entity Address, State or Province	NJ